Quarterly Holdings Report
for
Fidelity® Nasdaq Composite Index® ETF
February 29, 2024
ETF-NPRT1-0424
1.814342.119
Common Stocks - 99.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 14.3%
Diversified Telecommunication Services - 0.1%
Cogent Communications Group, Inc. (a)	13,578	1,098,596
Consolidated Communications Holdings, Inc. (b)	88,670	382,168
GCI Liberty, Inc. Class A (Escrow) (c)	18,738	0
Iridium Communications, Inc. (a)	33,218	961,661
Liberty Global Ltd.:
Class A	48,979	857,133
Class C (a)	63,648	1,180,670
Liberty Latin America Ltd. Class C (b)	101,166	659,602
Nextplat Corp. (a)(b)	29,112	41,630
Shenandoah Telecommunications Co.	10,782	201,192
		5,382,652
Entertainment - 1.6%
Atlanta Braves Holdings, Inc.	17,008	665,353
Bilibili, Inc. ADR (a)(b)	28,977	280,497
Electronic Arts, Inc.	59,588	8,311,334
Grom Social Enterprises, Inc. (a)(b)	95,567	75,211
iQIYI, Inc. ADR (b)	120,544	444,807
Liberty Media Corp. Liberty Formula One:
Class A	8,556	560,846
Class C	49,944	3,633,925
Liberty Media Corp. Liberty Live:
Class C	15,395	613,029
Series A	6,800	262,412
NetEase, Inc. ADR	30,226	3,261,990
Netflix, Inc. (b)	100,888	60,827,393
Playtika Holding Corp. (a)	21,121	156,507
Roku, Inc. Class A (a)(b)	28,768	1,817,562
Take-Two Interactive Software, Inc. (b)	37,410	5,496,651
Warner Bros Discovery, Inc. (b)	551,292	4,845,857
Warner Music Group Corp. Class A	37,405	1,306,557
		92,559,931
Interactive Media & Services - 10.6%
Alphabet, Inc.:
Class A (b)	1,352,479	187,264,242
Class C (b)	1,308,146	182,852,648
Baidu, Inc. sponsored ADR (b)	33,135	3,357,570
CarGurus, Inc. Class A (b)	17,893	396,151
FaZe Holdings, Inc. Class A (a)(b)	383,852	72,893
Hello Group, Inc. ADR	55,648	366,720
IAC, Inc. (a)(b)	13,959	792,871
JOYY, Inc. ADR	10,110	318,465
Kanzhun Ltd. ADR	71,261	1,115,235
Match Group, Inc. (b)	63,455	2,286,918
Meta Platforms, Inc. Class A	507,182	248,585,114
MoneyHero Ltd. (a)	41,946	90,603
QuinStreet, Inc. (b)	36,961	540,739
Taboola.com Ltd. (b)	128,893	561,973
Vimeo, Inc. (b)	117,324	561,982
Weibo Corp. sponsored ADR (a)	25,307	230,800
Yandex NV Series A (a)(b)(c)	4,600	49,496
Ziff Davis, Inc. (b)	11,929	820,238
Zoominfo Technologies, Inc. (a)(b)	97,827	1,639,581
		631,904,239
Media - 1.3%
Advantage Solutions, Inc. Class A (b)	152,840	582,320
Charter Communications, Inc. Class A (b)	34,643	10,182,617
Comcast Corp. Class A	919,558	39,403,060
comScore, Inc. (a)(b)	10,675	210,618
Criteo SA sponsored ADR (b)	15,379	497,511
E.W. Scripps Co. Class A (b)	44,277	178,436
Fox Corp.:
Class A	65,151	1,940,848
Class B	60,411	1,654,053
Integral Ad Science Holding Corp. (b)	48,571	503,196
Liberty Broadband Corp.:
Class A (b)	5,878	353,562
Class C (b)	30,462	1,833,203
Liberty Media Corp. Liberty SiriusXM	52,521	1,522,059
Liberty Media Corp. Liberty SiriusXM Class A	25,430	741,030
Magnite, Inc. (b)	27,565	331,331
News Corp.:
Class A (a)	94,502	2,540,214
Class B (a)	51,448	1,440,030
Nexstar Media Group, Inc. Class A	9,357	1,554,853
Paramount Global Class B (a)	144,819	1,598,802
Scholastic Corp.	11,838	466,891
Sirius XM Holdings, Inc. (a)	914,975	4,044,190
TechTarget, Inc. (b)	14,226	451,106
The Trade Desk, Inc. (b)	97,681	8,344,888
		80,374,818
Wireless Telecommunication Services - 0.7%
Gogo, Inc. (b)	36,609	298,729
Millicom International Cellular SA (a)(b)	47,417	884,327
T-Mobile U.S., Inc. (a)	264,664	43,219,631
VEON Ltd. sponsored ADR (b)	7,567	197,120
		44,599,807
TOTAL COMMUNICATION SERVICES		854,821,447
CONSUMER DISCRETIONARY - 14.3%
Automobile Components - 0.1%
Dorman Products, Inc. (b)	8,333	785,135
Fox Factory Holding Corp. (b)	11,741	593,977
Garrett Motion, Inc. (b)	19,813	190,601
Gentex Corp. (a)	54,685	1,997,643
Gentherm, Inc. (b)	10,083	573,319
Luminar Technologies, Inc. (a)(b)	123,957	296,257
Mobileye Global, Inc. (a)(b)	17,724	451,430
Patrick Industries, Inc. (a)	9,540	1,144,228
The Goodyear Tire & Rubber Co. (b)	47,205	560,795
Visteon Corp. (b)	6,650	752,248
XPEL, Inc. (b)	9,085	477,689
		7,823,322
Automobiles - 2.6%
Cenntro, Inc. (a)	87,482	123,350
Faraday Future Intelligent Electric, Inc. (a)(b)	481,459	33,606
Gogoro, Inc. (a)(b)	69,884	112,513
Li Auto, Inc. ADR (b)	49,813	2,285,420
Lucid Group, Inc. Class A (a)(b)	555,399	1,832,817
NWTN, Inc. (a)(b)	75,277	234,111
Rivian Automotive, Inc. (a)(b)	227,594	2,576,364
Tesla, Inc. (b)	728,965	147,163,454
VinFast Auto PTE Ltd. (a)	538,303	3,213,669
		157,575,304
Broadline Retail - 7.8%
Amazon.com, Inc. (b)	2,361,224	417,369,954
eBay, Inc.	130,539	6,171,884
Etsy, Inc. (b)	19,543	1,401,038
Global-e Online Ltd. (a)(b)	36,793	1,246,179
JD.com, Inc. sponsored ADR	112,502	2,544,795
MercadoLibre, Inc. (b)	11,204	17,873,741
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	17,136	1,373,793
Ozon Holdings PLC ADR (a)(b)(c)	22,832	301,382
PDD Holdings, Inc. ADR (b)	149,810	18,657,337
		466,940,103
Distributors - 0.1%
LKQ Corp. (a)	64,380	3,366,430
Pool Corp.	8,498	3,383,224
		6,749,654
Diversified Consumer Services - 0.1%
American Public Education, Inc. (b)	23,455	245,105
Duolingo, Inc. (b)	8,493	2,029,827
Grand Canyon Education, Inc. (b)	9,649	1,300,685
Laureate Education, Inc. Class A	38,742	519,530
Strategic Education, Inc.	7,062	782,399
Udemy, Inc. (b)	78,170	883,321
		5,760,867
Hotels, Restaurants & Leisure - 2.3%
Airbnb, Inc. Class A (b)	90,634	14,272,136
Bloomin' Brands, Inc. (a)	31,281	850,218
Booking Holdings, Inc.	8,197	28,434,000
Caesars Entertainment, Inc. (b)	46,562	2,024,050
Churchill Downs, Inc.	19,096	2,327,230
Dave & Buster's Entertainment, Inc. (b)	16,708	1,031,552
Doordash, Inc. (b)	83,788	10,437,471
Draftkings Holdings, Inc. (b)	94,656	4,100,498
Expedia, Inc. (b)	33,019	4,517,660
Golden Entertainment, Inc.	11,355	420,816
H World Group Ltd. ADR	40,649	1,486,127
Jack in the Box, Inc.	4,985	363,905
Krispy Kreme, Inc. (a)	56,565	731,951
Light & Wonder, Inc. Class A (b)	25,440	2,556,974
MakeMyTrip Ltd. (a)(b)	21,008	1,295,984
Marriott International, Inc. Class A	73,968	18,482,384
Melco Crown Entertainment Ltd. sponsored ADR (b)	69,789	539,469
Monarch Casino & Resort, Inc. (a)	6,656	468,250
Papa John's International, Inc. (a)	8,501	611,137
Penn Entertainment, Inc. (b)	38,432	703,306
Playa Hotels & Resorts NV (b)	65,046	597,773
Red Rock Resorts, Inc. (a)	10,016	580,828
Sabre Corp. (b)	135,424	358,874
Sportradar Holding AG (a)(b)	62,411	606,635
Starbucks Corp.	256,056	24,299,714
Target Hospitality Corp. (a)(b)	22,207	214,964
Texas Roadhouse, Inc. Class A	17,935	2,678,951
TH International Ltd. (a)(b)	63,239	80,946
The Cheesecake Factory, Inc. (a)	14,015	495,851
Trip.com Group Ltd. ADR (b)	94,362	4,196,278
Wendy's Co. (a)	59,682	1,080,841
Wingstop, Inc.	7,086	2,487,540
Wynn Resorts Ltd.	25,288	2,660,298
		135,994,611
Household Durables - 0.1%
Cavco Industries, Inc. (b)	2,782	1,036,490
Helen of Troy Ltd. (b)	7,130	891,250
LGI Homes, Inc. (b)	8,001	912,834
Newell Brands, Inc.	32,511	243,833
Snap One Holdings Corp. (b)	20,550	170,154
Sonos, Inc. (b)	33,070	627,007
		3,881,568
Leisure Products - 0.1%
BRP, Inc. (a)	6,325	417,007
Hasbro, Inc. (a)	28,837	1,450,213
Malibu Boats, Inc. Class A (b)	8,101	353,528
Mattel, Inc. (b)	88,022	1,734,033
Peloton Interactive, Inc. Class A (a)(b)	108,351	489,747
		4,444,528
Specialty Retail - 0.8%
Academy Sports & Outdoors, Inc.	22,854	1,707,651
Five Below, Inc. (a)(b)	12,475	2,503,483
Monro, Inc. (a)	9,901	332,377
National Vision Holdings, Inc. (b)	110	2,574
Newegg Commerce, Inc. (a)(b)	235,884	230,058
O'Reilly Automotive, Inc. (b)	14,734	16,022,046
Petco Health & Wellness Co., Inc. (a)(b)	86,735	225,511
Ross Stores, Inc.	81,587	12,153,200
Sleep Number Corp. (b)	10,634	175,674
Stitch Fix, Inc. (b)	155,367	501,835
The ODP Corp. (b)	17,854	1,008,394
The RealReal, Inc. (a)(b)	216,309	382,867
Tractor Supply Co. (a)	24,509	6,233,129
Ulta Beauty, Inc. (b)	11,728	6,433,512
Upbound Group, Inc.	27,746	936,705
Urban Outfitters, Inc. (b)	24,859	1,032,891
		49,881,907
Textiles, Apparel & Luxury Goods - 0.3%
Columbia Sportswear Co. (a)	17,144	1,417,637
Crocs, Inc. (b)	9,814	1,199,762
G-III Apparel Group Ltd. (b)	23,633	786,270
lululemon athletica, Inc. (b)	27,075	12,646,462
Steven Madden Ltd. (a)	23,695	1,014,620
		17,064,751
TOTAL CONSUMER DISCRETIONARY		856,116,615
CONSUMER STAPLES - 3.9%
Beverages - 1.5%
Celsius Holdings, Inc. (a)(b)	55,944	4,566,149
Coca-Cola Bottling Co. Consolidated	2,148	1,806,038
Coca-Cola European Partners PLC	106,602	7,316,095
Keurig Dr. Pepper, Inc.	324,239	9,697,988
MGP Ingredients, Inc. (a)	6,868	585,016
Monster Beverage Corp.	241,988	14,301,491
National Beverage Corp. (a)(b)	24,899	1,310,683
PepsiCo, Inc.	310,425	51,325,670
		90,909,130
Consumer Staples Distribution & Retail - 1.6%
Andersons, Inc.	11,355	627,704
Casey's General Stores, Inc. (a)	9,117	2,776,035
Chefs' Warehouse Holdings (b)	14,615	555,516
Costco Wholesale Corp.	100,065	74,437,353
Dollar Tree, Inc. (b)	51,653	7,576,462
Grocery Outlet Holding Corp. (a)(b)	27,289	703,783
Ingles Markets, Inc. Class A	5,475	421,630
Maplebear, Inc. (NASDAQ) (a)	70,106	2,281,249
PriceSmart, Inc.	8,766	737,571
Sprouts Farmers Market LLC (a)(b)	28,088	1,753,815
Walgreens Boots Alliance, Inc.	198,893	4,228,465
		96,099,583
Food Products - 0.7%
Beyond Meat, Inc. (a)(b)	31,826	340,220
Bridgford Foods Corp. (a)(b)	2,838	29,941
Cal-Maine Foods, Inc.	13,773	791,810
Freshpet, Inc. (b)	7,283	823,197
J&J Snack Foods Corp.	5,111	741,504
Lancaster Colony Corp.	6,464	1,337,531
Mission Produce, Inc. (a)(b)	35,975	379,536
Mondelez International, Inc.	312,836	22,858,927
Pilgrim's Pride Corp. (a)(b)	60,800	1,935,872
Sovos Brands, Inc. (b)	31,978	728,779
The Kraft Heinz Co. (a)	280,628	9,900,556
The Simply Good Foods Co. (b)	27,470	974,636
		40,842,509
Household Products - 0.1%
Central Garden & Pet Co. Class A (non-vtg.)	17,213	648,758
Reynolds Consumer Products, Inc. (a)	53,025	1,564,238
WD-40 Co. (a)	3,780	1,014,514
		3,227,510
Personal Care Products - 0.0%
Inter Parfums, Inc.	8,801	1,291,283
Oddity Tech Ltd. (a)	12,861	542,477
The Beauty Health Co. (b)	61,048	203,290
		2,037,050
TOTAL CONSUMER STAPLES		233,115,782
ENERGY - 0.6%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	227,140	6,721,073
Championx Corp.	51,710	1,606,113
CSI Compressco LP	82,386	163,948
Patterson-UTI Energy, Inc. (a)	95,127	1,100,619
ProFrac Holding Corp. (a)(b)	45,619	373,163
Smart Sand, Inc. (b)	105,584	213,280
Weatherford International PLC (b)	22,349	2,293,231
		12,471,427
Oil, Gas & Consumable Fuels - 0.4%
Alliance Resource Partners LP	39,157	743,983
Amplify Energy Corp. warrants 5/4/22 (b)(c)	322	0
APA Corp.	63,456	1,890,354
Chesapeake Energy Corp. (a)	30,659	2,537,952
Chord Energy Corp.	9,084	1,475,696
Clean Energy Fuels Corp. (b)	96,992	286,126
Diamondback Energy, Inc.	41,066	7,495,366
Golar LNG Ltd.	33,468	679,066
Green Plains, Inc. (b)	19,508	415,520
New Fortress Energy, Inc. (a)	51,655	1,815,673
Plains All American Pipeline LP	171,030	2,808,313
Plains GP Holdings LP Class A	55,766	959,175
TORM PLC (a)	27,174	918,753
Viper Energy, Inc.	23,433	846,869
		22,872,846
TOTAL ENERGY		35,344,273
FINANCIALS - 3.9%
Banks - 1.2%
Ameris Bancorp	20,200	935,866
BancFirst Corp.	9,564	839,145
Bancorp, Inc., Delaware (b)	20,820	929,405
Bank of Marin Bancorp (a)	8,103	134,591
Bank OZK (a)	30,885	1,352,763
Banner Corp. (a)	11,747	514,988
BCB Bancorp, Inc.	30,017	314,878
BOK Financial Corp. (a)	17,644	1,499,916
Broadway Financial Corp. (a)(b)	15,601	91,032
Business First Bancshares, Inc. (a)	8,410	188,805
Capitol Federal Financial, Inc.	44	255
Carver Bancorp, Inc. (a)(b)	35,276	59,616
Cathay General Bancorp (a)	21,437	837,115
City Holding Co. (a)	5,536	556,257
Columbia Banking Systems, Inc. (a)	56,627	1,024,949
Columbia Financial, Inc. (a)(b)	40,327	674,671
Commerce Bancshares, Inc. (a)	33,173	1,726,323
CVB Financial Corp.	43,306	737,068
Dime Community Bancshares, Inc.	17,069	319,873
East West Bancorp, Inc.	31,018	2,259,971
Eastern Bankshares, Inc. (a)	52,919	683,713
Enterprise Bancorp, Inc.	10,269	278,290
Enterprise Financial Services Corp.	13,232	528,221
Fifth Third Bancorp	159,849	5,489,215
First Bancorp, North Carolina	18,462	629,923
First Busey Corp.	18,927	436,457
First Citizens Bancshares, Inc.	3,119	4,908,713
First Financial Bancorp, Ohio (a)	27,811	603,499
First Financial Bankshares, Inc. (a)	36,721	1,136,148
First Hawaiian, Inc. (a)	37,382	783,527
First Internet Bancorp	22,317	695,621
First Interstate Bancsystem, Inc. (a)	30,372	799,391
First Merchants Corp.	17,224	571,837
Flushing Financial Corp.	13,936	178,938
Fulton Financial Corp.	50,307	774,728
German American Bancorp, Inc.	15,244	479,576
Hancock Whitney Corp.	23,756	1,035,762
Hanmi Financial Corp.	18,411	278,190
Hope Bancorp, Inc.	56,353	618,192
Horizon Bancorp, Inc. Indiana	21,658	260,762
Huntington Bancshares, Inc.	339,894	4,432,218
Independent Bank Corp.	12,169	634,857
Independent Bank Group, Inc.	18,058	789,676
Inter & Co., Inc. Class A (b)	70,012	395,568
International Bancshares Corp.	17,655	916,118
Investar Holding Corp.	18,955	302,332
Kearny Financial Corp.	27,899	177,438
Lakeland Financial Corp. (a)	8,679	552,852
NBT Bancorp, Inc.	12,205	419,730
Northwest Bancshares, Inc.	44,823	513,672
OceanFirst Financial Corp.	29,377	446,530
Old National Bancorp, Indiana (a)	78,981	1,297,658
Pacific Premier Bancorp, Inc. (a)	31,389	717,553
Pathward Financial, Inc.	17,228	875,872
Pinnacle Financial Partners, Inc. (a)	20,059	1,659,280
Popular, Inc. (a)	19,204	1,606,991
Premier Financial Corp.	17,518	339,499
Republic Bancorp, Inc., Kentucky Class A	11,645	573,633
Seacoast Banking Corp., Florida	25,038	604,417
Simmons First National Corp. Class A	33,215	637,728
Stock Yards Bancorp, Inc. (a)	10,052	460,482
Texas Capital Bancshares, Inc. (b)	14,109	827,493
TFS Financial Corp. (a)	84,783	1,080,983
TowneBank	21,256	576,250
Trico Bancshares	12,147	405,831
Trustmark Corp. (a)	20,785	558,285
UMB Financial Corp.	12,923	1,054,646
United Bankshares, Inc., West Virginia	35,309	1,224,869
United Community Bank, Inc.	25,844	672,202
Valley National Bancorp	133,121	1,090,261
Veritex Holdings, Inc. (a)	27,887	547,422
WaFd, Inc. (a)	21,274	579,504
Washington Trust Bancorp, Inc.	11,938	307,284
WesBanco, Inc.	20,534	595,075
Westamerica Bancorp.	9,589	438,313
Wintrust Financial Corp.	15,305	1,474,637
WSFS Financial Corp.	18,623	789,429
Zions Bancorporation NA (a)	38,024	1,499,286
		68,244,064
Capital Markets - 1.3%
B. Riley Financial, Inc. (a)	16,699	306,093
BGC Group, Inc. Class A (a)	66,661	463,294
Carlyle Group LP (a)	73,942	3,390,241
CME Group, Inc. (a)	81,683	17,998,849
Coinbase Global, Inc. (b)	42,379	8,626,669
CONX Corp. Class A (b)	24,333	259,390
Freedom Holding Corp. (a)(b)	20,203	1,546,136
Futu Holdings Ltd. ADR (b)	19,427	1,039,733
Greenpro Capital Corp. (a)(b)	69,436	113,181
Hamilton Lane, Inc. Class A	14,715	1,690,018
Interactive Brokers Group, Inc. (a)	23,595	2,565,248
LPL Financial	18,014	4,825,770
MarketAxess Holdings, Inc. (a)	9,036	1,928,373
Morningstar, Inc. (a)	10,358	3,092,795
NASDAQ, Inc.	131,024	7,363,549
Northern Trust Corp. (a)	48,673	3,997,513
Robinhood Markets, Inc. (a)(b)	198,882	3,243,765
SEI Investments Co.	33,641	2,262,357
StepStone Group, Inc. Class A (a)	28,377	985,533
T. Rowe Price Group, Inc. (a)	52,920	5,998,482
TPG, Inc. (a)	29,516	1,309,035
Tradeweb Markets, Inc. Class A (a)	27,201	2,878,410
Up Fintech Holdings Ltd. ADR (a)(b)	63,147	253,851
Victory Capital Holdings, Inc.	21,533	827,513
Virtu Financial, Inc. Class A	31,387	566,535
XP, Inc. Class A	112,516	2,659,878
		80,192,211
Consumer Finance - 0.2%
Credit Acceptance Corp. (a)(b)	3,191	1,766,538
Encore Capital Group, Inc. (a)(b)	7,039	337,872
FirstCash Holdings, Inc.	11,889	1,361,291
Kaspi.KZ JSC ADR	42,559	4,425,710
LendingTree, Inc. (b)	17,360	686,935
Navient Corp. (a)	35,343	574,677
Qifu Technology, Inc. ADR	35,361	546,327
SLM Corp.	65,642	1,367,323
SoFi Technologies, Inc. (a)(b)	220,405	1,979,237
Upstart Holdings, Inc. (a)(b)	22,095	568,946
		13,614,856
Financial Services - 0.6%
A-Mark Precious Metals, Inc. (a)	5,396	138,623
Affirm Holdings, Inc. (a)(b)	54,368	2,039,887
Atlantic Coastal Acquisition Corp. Class A (b)(c)	27,127	283,477
AvidXchange Holdings, Inc. (b)	70,368	935,191
Enact Holdings, Inc. (a)	43,219	1,198,031
Euronet Worldwide, Inc. (a)(b)	13,280	1,453,363
Flywire Corp. (b)	21,069	598,149
Focus Impact BH3 Acquisition Co. (b)	15,701	164,232
Jack Henry & Associates, Inc. (a)	17,469	3,035,588
LM Funding America, Inc. (a)(b)	146,897	84,319
Marblegate Acquisition Corp. (b)	17,168	179,577
Merchants Bancorp (a)	17,490	749,621
Mr. Cooper Group, Inc. (b)	19,783	1,410,132
NMI Holdings, Inc. (b)	20,188	607,255
Nuvei Corp. (d)	13,382	353,820
Payoneer Global, Inc. (b)	117,822	572,615
PayPal Holdings, Inc. (b)	259,342	15,648,696
PepperLime Health Acquisition Corp. Class A (b)	54,228	589,458
Remitly Global, Inc. (b)	55,222	1,138,678
RMG Acquisition Corp. III Class A (b)	782	7,820
Screaming Eagle Acquisition Corp. (b)	23,833	254,060
StoneBridge Acquisition Corp. (a)(b)	17,314	195,648
StoneCo Ltd. Class A (b)	112,494	1,936,022
Vector Acquisition Corp. II Class A (b)	67,891	724,397
		34,298,659
Insurance - 0.6%
Arch Capital Group Ltd. (b)	87,635	7,675,950
Brighthouse Financial, Inc. (b)	19,742	918,990
BRP Group, Inc. (b)	21,478	597,518
Cincinnati Financial Corp.	37,545	4,280,130
Enstar Group Ltd. (b)	4,385	1,350,317
Erie Indemnity Co. Class A	11,220	4,565,194
Goosehead Insurance (b)	14,830	1,121,890
James River Group Holdings Ltd.	10,825	108,142
Oxbridge Re Holdings Ltd. (a)(b)	84,924	79,829
Palomar Holdings, Inc. (b)	5,123	390,065
Principal Financial Group, Inc. (a)	58,195	4,705,648
Safety Insurance Group, Inc. (a)	5,215	428,464
Selective Insurance Group, Inc.	15,710	1,641,381
Trupanion, Inc. (a)(b)	9,744	260,652
Willis Towers Watson PLC	25,174	6,862,684
		34,986,854
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp. (a)	135,444	1,294,845
New York Mortgage Trust, Inc. (a)	59,824	431,331
		1,726,176
TOTAL FINANCIALS		233,062,820
HEALTH CARE - 7.1%
Biotechnology - 4.0%
89Bio, Inc. (b)	38,853	445,644
ACADIA Pharmaceuticals, Inc. (b)	61,179	1,421,800
Acelyrin, Inc.	39,267	331,806
Agios Pharmaceuticals, Inc. (a)(b)	24,280	784,730
Aileron Therapeutics, Inc. (a)(b)	39,901	191,924
Akero Therapeutics, Inc. (b)	12,072	325,823
Alkermes PLC (b)	43,610	1,294,781
Allakos, Inc. (b)	146,360	216,613
Alnylam Pharmaceuticals, Inc. (a)(b)	27,242	4,115,994
Ambrx Biopharma, Inc.	28,767	803,750
Amgen, Inc. (a)	120,927	33,113,440
Amicus Therapeutics, Inc. (b)	70,934	909,374
Apellis Pharmaceuticals, Inc. (a)(b)	29,552	1,831,337
Applied Genetic Technologies Corp. (b)(c)	14,225	0
Aptorum Group Ltd. (a)(b)	36,938	61,317
Arcellx, Inc. (b)	15,340	1,009,679
Arcturus Therapeutics Holdings, Inc. (a)(b)	15,128	586,361
Argenx SE ADR (b)	7,101	2,698,451
Arrowhead Pharmaceuticals, Inc. (b)	25,894	831,197
Ascendis Pharma A/S sponsored ADR (b)	14,081	2,080,609
Aurinia Pharmaceuticals, Inc. (a)(b)	40,431	231,265
Beam Therapeutics, Inc. (a)(b)	32,649	1,289,309
BeiGene Ltd. ADR (a)(b)	11,042	1,829,107
Biogen, Inc. (b)	33,792	7,332,526
BioMarin Pharmaceutical, Inc. (b)	44,096	3,804,603
BioNTech SE ADR (b)	19,670	1,749,843
Blueprint Medicines Corp. (b)	17,421	1,629,212
BridgeBio Pharma, Inc. (b)	59,152	2,020,041
Carisma Therapeutics, Inc. rights (b)(c)	449,253	4
Catalyst Pharmaceutical Partners, Inc. (b)	19,933	319,526
Celldex Therapeutics, Inc. (b)	18,790	903,047
Cerevel Therapeutics Holdings (b)	41,715	1,710,315
CG Oncology, Inc. (a)	12,609	563,748
Clementia Pharmaceuticals, Inc. rights (b)(c)	20,215	0
CRISPR Therapeutics AG (a)(b)	20,207	1,701,834
CureVac NV (a)(b)	73,036	249,783
Cyclerion Therapeutics, Inc. (a)(b)	13,812	43,508
Cytokinetics, Inc. (a)(b)	32,690	2,361,526
Day One Biopharmaceuticals, Inc. (a)(b)	46,406	776,372
Denali Therapeutics, Inc. (b)	34,759	687,533
Design Therapeutics, Inc. (b)	53,895	149,828
Dynavax Technologies Corp. (a)(b)	38,162	483,513
Editas Medicine, Inc. (b)	67,957	683,647
Entrada Therapeutics, Inc. (a)(b)	23,211	307,082
Exact Sciences Corp. (a)(b)	43,061	2,477,299
Exelixis, Inc. (a)(b)	82,237	1,800,990
Forte Biosciences, Inc. (a)(b)	123,547	84,358
Galectin Therapeutics, Inc. (a)(b)	74,394	145,440
Genmab A/S ADR (b)	15,911	441,848
Geron Corp. (b)	305,907	611,814
Gilead Sciences, Inc.	284,177	20,489,162
Grifols SA ADR (b)	43,047	323,283
Halozyme Therapeutics, Inc. (b)	35,139	1,398,884
HilleVax, Inc. (b)	24,302	441,081
Immatics NV (a)(b)	40,758	509,883
Immunocore Holdings PLC ADR (b)	6,575	441,972
Immunovant, Inc. (b)	38,253	1,353,009
Incyte Corp. (b)	52,417	3,059,056
Inhibrx, Inc. (b)	19,097	699,523
Inmune Bio, Inc. (a)(b)	37,741	437,796
Insmed, Inc. (b)	41,978	1,163,630
Intellia Therapeutics, Inc. (b)	27,363	878,900
Ionis Pharmaceuticals, Inc. (b)	37,338	1,688,051
Iovance Biotherapeutics, Inc. (a)(b)	99,119	1,576,983
Ironwood Pharmaceuticals, Inc. Class A (b)	51,689	487,427
Karuna Therapeutics, Inc. (b)	7,829	2,458,071
Keros Therapeutics, Inc. (b)	12,425	838,688
Kinnate Biopharma, Inc. (b)	50,593	124,965
Krystal Biotech, Inc. (b)	10,582	1,687,512
Kura Oncology, Inc. (b)	52,550	1,107,754
Kymera Therapeutics, Inc. (b)	24,740	1,056,398
Legend Biotech Corp. ADR (a)(b)	19,930	1,298,639
Lyell Immunopharma, Inc. (a)(b)	199,676	583,054
Macrogenics, Inc. (b)	60,107	1,078,320
Madrigal Pharmaceuticals, Inc. (a)(b)	6,478	1,530,104
MannKind Corp. (b)	109,234	448,952
Merus BV (a)(b)	23,167	1,123,136
Mirati Therapeutics, Inc. rights (b)(c)	1,147	0
Moderna, Inc. (b)	88,660	8,177,998
Monte Rosa Therapeutics, Inc. (b)	37,298	236,096
Moonlake Immunotherapeutics (a)(b)	18,432	889,160
Morphic Holding, Inc. (b)	16,535	610,968
Mural Oncology PLC	4,363	23,080
Myriad Genetics, Inc. (b)	26,432	553,222
Natera, Inc. (b)	25,840	2,234,902
Neurocrine Biosciences, Inc. (b)	23,299	3,038,190
Nurix Therapeutics, Inc. (b)	52,415	647,325
Nuvalent, Inc. Class A (a)(b)	14,626	1,230,339
Omniab, Inc. (b)(c)	2,320	11,275
Omniab, Inc. (b)(c)	2,320	10,649
Organogenesis Holdings, Inc. Class A (b)	88,010	314,196
Prime Medicine, Inc. (a)(b)	41,393	357,222
ProKidney Corp. (a)(b)	81,798	133,331
Prothena Corp. PLC (b)	14,933	412,001
PTC Therapeutics, Inc. (b)	19,543	550,917
RAPT Therapeutics, Inc. (b)	21,955	188,154
Recursion Pharmaceuticals, Inc. (a)(b)	67,069	902,749
Regeneron Pharmaceuticals, Inc. (b)	24,580	23,746,492
REGENXBIO, Inc. (b)	30,542	532,652
Relay Therapeutics, Inc. (a)(b)	57,336	574,507
Repligen Corp. (b)	11,603	2,250,866
Replimune Group, Inc. (b)	37,661	323,131
Revolution Medicines, Inc. (b)	35,754	1,054,028
Rhythm Pharmaceuticals, Inc. (b)	20,297	881,296
Rocket Pharmaceuticals, Inc. (b)	28,864	845,715
Roivant Sciences Ltd. (b)	194,809	2,228,615
Sage Therapeutics, Inc. (b)	21,811	468,500
Sana Biotechnology, Inc. (a)(b)	91,507	918,730
Sarepta Therapeutics, Inc. (b)	22,710	2,904,609
Savara, Inc. (b)	308,663	1,558,748
SpringWorks Therapeutics, Inc. (b)	25,568	1,259,480
Summit Therapeutics, Inc. (a)(b)	240,812	1,093,286
Tango Therapeutics, Inc. (b)	52,418	583,412
TG Therapeutics, Inc. (b)	65,390	1,126,016
Tiziana Life Sciences Ltd. (a)(b)	159,605	78,047
Tobira Therapeutics, Inc. rights (b)(c)	1,750	0
Twist Bioscience Corp. (a)(b)	27,483	1,079,807
Tyra Biosciences, Inc. (a)(b)	20,547	410,735
Ultragenyx Pharmaceutical, Inc. (b)	23,990	1,240,763
United Therapeutics Corp. (b)	10,636	2,399,907
Vaxart, Inc. (a)(b)	317,105	386,868
Vaxcyte, Inc. (b)	24,741	1,826,381
Vera Therapeutics, Inc. (b)	27,671	1,302,751
Veracyte, Inc. (b)	18,857	444,082
Vertex Pharmaceuticals, Inc. (b)	58,117	24,452,147
Verve Therapeutics, Inc. (a)(b)	31,784	541,917
Xencor, Inc. (b)	24,590	564,341
Xenon Pharmaceuticals, Inc. (b)	19,488	919,834
Zai Lab Ltd. ADR (a)(b)	19,620	411,628
Zentalis Pharmaceuticals, Inc. (a)(b)	18,778	279,980
		236,938,829
Health Care Equipment & Supplies - 1.7%
Abiomed, Inc. (b)(c)	10,350	28,773
Align Technology, Inc. (b)	17,408	5,264,527
Alphatec Holdings, Inc. (b)	59,598	800,401
Angiodynamics, Inc. (b)	42,068	230,953
Atricure, Inc. (b)	13,440	469,997
Atrion Corp.	655	241,033
Axonics, Inc. (b)	13,738	933,360
Bioventus, Inc. (b)	61,138	283,069
Cerus Corp. (b)	172,864	376,844
Cue Health, Inc. (a)(b)	214,873	68,759
Dentsply Sirona, Inc.	53,396	1,744,981
DexCom, Inc. (b)	87,116	10,024,438
Embecta Corp.	20,934	298,938
Establishment Labs Holdings, Inc. (a)(b)	8,997	410,983
GE Healthcare Holding LLC	102,906	9,393,260
Hologic, Inc. (b)	58,597	4,324,459
ICU Medical, Inc. (b)	5,724	625,233
IDEXX Laboratories, Inc. (b)	18,230	10,486,443
Inari Medical, Inc. (b)	14,774	681,377
InMode Ltd. (b)	20,409	448,998
Insulet Corp. (b)	16,402	2,689,928
Integra LifeSciences Holdings Corp. (a)(b)	21,989	811,614
Intuitive Surgical, Inc. (b)	81,349	31,368,174
iRhythm Technologies, Inc. (b)	6,992	829,601
Lantheus Holdings, Inc. (b)	15,255	997,372
LivaNova PLC (b)	15,144	830,043
Masimo Corp. (a)(b)	7,677	986,802
Merit Medical Systems, Inc. (b)	14,302	1,089,812
Neogen Corp. (b)	30,644	526,770
Novocure Ltd. (b)	24,961	382,153
Omnicell, Inc. (b)	7,385	193,782
OrthoPediatrics Corp. (b)	11,589	318,234
PROCEPT BioRobotics Corp. (b)	17,396	840,923
QuidelOrtho Corp. (b)	16,339	745,058
Shockwave Medical, Inc. (a)(b)	7,846	2,046,786
Silk Road Medical, Inc. (b)	22,916	412,259
Staar Surgical Co. (b)	8,799	274,881
Tandem Diabetes Care, Inc. (b)	22,892	609,614
The Cooper Companies, Inc.	45,504	4,259,174
TransMedics Group, Inc. (b)	7,852	640,723
		97,990,529
Health Care Providers & Services - 0.4%
23andMe Holding Co. Class A (a)(b)	601,752	342,999
Acadia Healthcare Co., Inc. (b)	23,115	1,928,947
Accolade, Inc. (b)	35,223	361,036
AdaptHealth Corp. (b)	47,953	490,559
Addus HomeCare Corp. (b)	5,916	545,928
AirSculpt Technologies, Inc. (a)(b)	31,153	196,575
Amedisys, Inc. (b)	8,439	784,996
Astrana Health, Inc. (b)	17,359	781,849
Aveanna Healthcare Holdings, Inc. (b)	81,769	193,793
BrightSpring Health Services, Inc.	39,085	351,374
Clover Health Investments Corp. (a)(b)	448,077	387,094
Corvel Corp. (b)	4,971	1,212,924
Fulgent Genetics, Inc. (b)	13,241	298,717
Guardant Health, Inc. (b)	29,764	565,516
HealthEquity, Inc. (b)	20,240	1,672,026
Henry Schein, Inc. (b)	31,087	2,377,223
LifeStance Health Group, Inc. (a)(b)	109,159	911,478
National Research Corp. Class A	8,353	336,793
NeoGenomics, Inc. (b)	37,936	591,802
Nutex Health, Inc. (a)(b)	531,546	60,065
Opko Health, Inc. (a)(b)	344,134	344,134
Option Care Health, Inc. (b)	35,275	1,138,324
P3 Health Partners, Inc. Class A (b)	116,020	120,661
Patterson Companies, Inc. (a)	27,545	746,194
Premier, Inc. (a)	32,964	687,629
Privia Health Group, Inc. (b)	32,906	734,462
Progyny, Inc. (b)	24,012	876,918
R1 RCM, Inc. (a)(b)	93,198	1,309,432
RadNet, Inc. (b)	21,433	811,453
Surgery Partners, Inc. (b)	21,805	676,609
The Ensign Group, Inc. (a)	15,007	1,874,674
		23,712,184
Health Care Technology - 0.0%
Certara, Inc. (a)(b)	43,647	736,761
Schrodinger, Inc. (a)(b)	21,815	555,410
Simulations Plus, Inc. (a)	9,555	396,533
SOPHiA GENETICS SA (a)(b)	31,400	151,348
		1,840,052
Life Sciences Tools & Services - 0.4%
10X Genomics, Inc. (a)(b)	15,304	713,779
AbCellera Biologics, Inc. (a)(b)	89,528	452,116
Adaptive Biotechnologies Corp. (b)	71,688	294,638
Azenta, Inc. (a)(b)	14,076	917,051
Bio-Techne Corp.	34,166	2,513,593
Bruker Corp.	36,588	3,166,326
Cytek Biosciences, Inc. (b)	53,357	410,849
Fortrea Holdings, Inc.	20,330	763,188
ICON PLC (a)(b)	18,080	5,796,810
Illumina, Inc. (b)	36,287	5,074,011
Maravai LifeSciences Holdings, Inc. (b)	35,672	275,745
Medpace Holdings, Inc. (b)	8,498	3,378,125
OmniAb, Inc. (b)	61,580	359,627
Pacific Biosciences of California, Inc. (a)(b)	77,217	427,010
Sotera Health Co. (a)(b)	106,065	1,592,036
		26,134,904
Pharmaceuticals - 0.6%
Aclaris Therapeutics, Inc. (b)	185,019	220,173
Amphastar Pharmaceuticals, Inc. (b)	16,747	779,908
Amylyx Pharmaceuticals, Inc. (b)	28,624	539,562
AstraZeneca PLC sponsored ADR	136,262	8,742,570
Atea Pharmaceuticals, Inc. (b)	109,199	470,648
Avadel Pharmaceuticals PLC sponsored ADR (b)	49,655	634,591
Axsome Therapeutics, Inc. (a)(b)	12,879	1,048,093
Cassava Sciences, Inc. (a)(b)	17,596	404,356
CinCor Pharma, Inc. rights (b)(c)	12,042	0
Clearmind Medicine, Inc. (a)(b)	16,202	24,789
Corcept Therapeutics, Inc. (a)(b)	30,967	727,725
Dova Pharmaceuticals, Inc. rights (b)(c)	7,729	0
Eyepoint Pharmaceuticals, Inc. (a)(b)	27,382	745,064
GH Research PLC (a)(b)	36,159	321,092
Harmony Biosciences Holdings, Inc. (a)(b)	17,833	572,439
Indivior PLC (b)	31,946	684,603
Innoviva, Inc. (b)	28,319	432,714
Intra-Cellular Therapies, Inc. (b)	25,011	1,738,765
Jazz Pharmaceuticals PLC (b)	15,411	1,832,368
Ligand Pharmaceuticals, Inc.:
Class B (b)	6,489	514,902
General CVR (b)	1,530	8
Glucagon CVR (b)	1,530	5
rights (b)	1,530	4
TR Beta CVR (b)	1,530	207
Neumora Therapeutics, Inc. (a)	42,686	752,554
Pacira Biosciences, Inc. (b)	15,149	450,228
Revance Therapeutics, Inc. (a)(b)	47,588	339,778
Royalty Pharma PLC	101,296	3,073,321
Sanofi SA sponsored ADR	66,599	3,186,762
Satsuma Pharmaceuticals, Inc. rights (b)(c)	218,164	2
Scilex Holding Co. (a)(b)(i)	101,881	231,270
Scilex Holding Co. (b)	45,036	97,120
SIGA Technologies, Inc. (a)	82,307	428,819
Supernus Pharmaceuticals, Inc. (b)	19,146	568,636
Tilray Brands, Inc. Class 2 (a)(b)	292,400	505,852
Ventyx Biosciences, Inc. (b)	64,957	459,896
Verona Pharma PLC ADR (b)	25,272	435,184
Viatris, Inc. (a)	289,918	3,586,286
WAVE Life Sciences (b)	108,196	520,423
		35,070,717
TOTAL HEALTH CARE		421,687,215
INDUSTRIALS - 4.3%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (b)	7,448	944,332
Axon Enterprise, Inc. (b)	16,237	4,990,767
Elbit Systems Ltd. (a)	10,775	2,406,489
Kratos Defense & Security Solutions, Inc. (b)	39,257	716,048
Leonardo DRS, Inc. (b)	59,160	1,343,524
Lilium NV (a)(b)	385,807	369,950
Mercury Systems, Inc. (b)	18,291	546,352
Rocket Lab U.S.A., Inc. Class A (a)(b)	150,644	690,703
Woodward, Inc. (a)	15,307	2,165,787
		14,173,952
Air Freight & Logistics - 0.1%
Air Transport Services Group, Inc. (b)	19,788	238,841
C.H. Robinson Worldwide, Inc. (a)	29,188	2,162,247
Forward Air Corp.	8,423	312,746
Hub Group, Inc. Class A (a)	19,532	830,696
		3,544,530
Building Products - 0.1%
AAON, Inc.	21,597	1,813,716
CSW Industrials, Inc.	3,444	793,463
Gibraltar Industries, Inc. (b)	9,905	767,142
UFP Industries, Inc.	16,174	1,854,026
		5,228,347
Commercial Services & Supplies - 0.5%
ACV Auctions, Inc. Class A (b)	28,591	507,490
Casella Waste Systems, Inc. Class A (b)	13,391	1,206,529
Cimpress PLC (b)	4,798	470,252
Cintas Corp.	23,447	14,739,019
Copart, Inc.	221,094	11,751,146
Fuel Tech, Inc. (a)(b)	238,682	260,163
Matthews International Corp. Class A	12,260	354,804
Millerknoll, Inc.	25,920	791,856
Stericycle, Inc. (b)	1,820	98,990
Tetra Tech, Inc. (a)	12,444	2,206,570
		32,386,819
Construction & Engineering - 0.1%
Construction Partners, Inc. Class A (b)	15,635	751,731
MYR Group, Inc. (b)	5,484	890,931
Willscot Mobile Mini Holdings (b)	49,507	2,363,959
		4,006,621
Electrical Equipment - 0.1%
Array Technologies, Inc. (b)	44,192	602,779
Ballard Power Systems, Inc. (a)(b)	143,614	450,948
Encore Wire Corp.	5,269	1,269,829
Enovix Corp. (a)(b)	52,178	508,736
Fluence Energy, Inc. (a)(b)	29,781	455,351
Nextracker, Inc. Class A	31,146	1,751,651
Plug Power, Inc. (a)(b)	155,346	548,371
Shoals Technologies Group, Inc. (b)	38,704	496,572
SunPower Corp. (a)(b)	47,636	148,148
Sunrun, Inc. (a)(b)	60,342	726,518
Vicor Corp. (b)	8,496	316,391
		7,275,294
Ground Transportation - 0.8%
ArcBest Corp. (a)	7,161	1,023,020
Avis Budget Group, Inc. (a)	8,244	890,682
CSX Corp. (a)	476,393	18,074,350
Grab Holdings Ltd. (b)	889,184	2,729,795
Heartland Express, Inc. (a)	30,692	392,244
Hertz Global Holdings, Inc. (a)(b)	73,775	579,134
J.B. Hunt Transport Services, Inc.	23,630	4,875,105
Landstar System, Inc. (a)	7,908	1,504,102
Lyft, Inc. (b)	79,307	1,259,395
Marten Transport Ltd.	29,798	561,692
Old Dominion Freight Lines, Inc.	25,615	11,334,125
Saia, Inc. (a)(b)	6,123	3,523,174
Universal Logistics Holdings, Inc. (a)	13,233	447,672
Werner Enterprises, Inc.	17,707	710,759
		47,905,249
Industrial Conglomerates - 0.5%
Honeywell International, Inc. (a)	152,947	30,395,157
Icahn Enterprises LP	95,530	1,911,555
		32,306,712
Machinery - 0.5%
Astec Industries, Inc. (a)	8,721	354,073
Columbus McKinnon Corp. (NY Shares)	12,841	536,369
Franklin Electric Co., Inc.	12,531	1,302,723
Hillman Solutions Corp. Class A (b)	63,699	620,428
Kornit Digital Ltd. (a)(b)	14,342	258,013
Lincoln Electric Holdings, Inc. (a)	13,495	3,462,817
Microvast Holdings, Inc. (a)(b)	192,720	165,797
Middleby Corp. (a)(b)	12,303	1,872,024
Nikola Corp. (a)(b)	441,547	328,599
NN, Inc. (a)(b)	54,376	254,480
Nordson Corp.	13,314	3,536,864
Omega Flex, Inc. (a)	3,132	218,144
PACCAR, Inc.	120,693	13,383,647
Stratasys Ltd. (a)(b)	25,171	310,862
Symbotic, Inc. (a)(b)	23,445	923,733
		27,528,573
Marine Transportation - 0.0%
Golden Ocean Group Ltd. (a)	48,077	618,754
Passenger Airlines - 0.2%
Allegiant Travel Co.	5,734	417,321
American Airlines Group, Inc. (b)	160,598	2,518,177
Ryanair Holdings PLC sponsored ADR	24,215	3,347,724
Sun Country Airlines Holdings, Inc. (b)	23,597	353,955
United Airlines Holdings, Inc. (b)	72,804	3,311,854
		9,949,031
Professional Services - 1.0%
Automatic Data Processing, Inc.	93,256	23,419,379
Concentrix Corp. (a)	12,913	935,547
Conduent, Inc. (b)	124,264	427,468
CSG Systems International, Inc. (a)	10,861	592,576
ExlService Holdings, Inc. (b)	43,766	1,361,998
Exponent, Inc. (a)	13,570	1,097,677
First Advantage Corp. (a)	32,156	503,563
Forrester Research, Inc. (b)	13,997	282,319
Headhunter Group PLC ADR (b)(c)	12,021	32,719
Huron Consulting Group, Inc. (b)	6,895	676,606
ICF International, Inc.	5,851	906,027
Kelly Services, Inc. Class A (non-vtg.) (a)	23,281	571,083
Kforce, Inc. (a)	7,584	528,150
LegalZoom.com, Inc. (b)	41,067	509,231
NV5 Global, Inc. (b)	5,068	515,466
Paychex, Inc. (a)	82,655	10,135,156
Paycor HCM, Inc. (a)(b)	36,893	779,180
Paylocity Holding Corp. (b)	13,509	2,277,752
SS&C Technologies Holdings, Inc. (a)	60,050	3,828,788
Ttec Holdings, Inc.	18,243	318,340
Upwork, Inc. (b)	46,155	604,631
Verisk Analytics, Inc.	33,976	8,218,794
Verra Mobility Corp. (b)	47,723	1,031,771
		59,554,221
Trading Companies & Distributors - 0.2%
Beacon Roofing Supply, Inc. (b)	17,432	1,497,234
Fastenal Co.	133,198	9,724,786
FTAI Aviation Ltd. (a)	27,997	1,575,951
H&E Equipment Services, Inc. (a)	13,704	774,139
McGrath RentCorp.	7,463	928,994
Rush Enterprises, Inc. Class A	19,304	940,105
		15,441,209
TOTAL INDUSTRIALS		259,919,312
INFORMATION TECHNOLOGY - 48.4%
Communications Equipment - 0.9%
ADTRAN Holdings, Inc.	46,554	264,892
Applied Optoelectronics, Inc. (a)(b)	34,904	557,766
Cisco Systems, Inc.	928,752	44,923,734
Extreme Networks, Inc. (b)	42,437	536,404
F5, Inc. (b)	13,723	2,569,220
Harmonic, Inc. (b)	42,931	563,684
Lumentum Holdings, Inc. (a)(b)	17,866	865,965
NetScout Systems, Inc. (b)	23,175	501,739
ViaSat, Inc. (a)(b)	29,864	584,438
Viavi Solutions, Inc. (b)	63,135	602,939
		51,970,781
Electronic Equipment, Instruments & Components - 0.6%
Advanced Energy Industries, Inc. (a)	10,219	1,034,163
Avnet, Inc. (a)	25,014	1,165,402
CDW Corp.	31,387	7,727,793
Cognex Corp. (a)	36,556	1,442,134
ePlus, Inc. (b)	8,889	732,365
Evolv Technologies Holdings, Inc. (b)	99,355	473,923
Flex Ltd. (b)	109,851	3,092,306
Innoviz Technologies Ltd. (a)(b)	187,123	297,526
Insight Enterprises, Inc. (b)	9,377	1,762,876
IPG Photonics Corp. (b)	12,441	1,074,280
Itron, Inc. (b)	11,315	1,048,674
Lightwave Logic, Inc. (a)(b)	81,059	341,258
Littelfuse, Inc. (a)	6,223	1,482,568
MicroVision, Inc. (a)(b)	130,593	308,199
Movella Holdings, Inc. (a)(b)	94,529	34,182
Napco Security Technologies, Inc. (a)	6,294	283,419
Nayax Ltd. (a)(b)	7,500	197,325
Novanta, Inc. (b)	9,444	1,633,245
OSI Systems, Inc. (b)	5,529	725,294
PC Connection, Inc. (a)	8,385	556,596
Plexus Corp. (b)	8,180	772,192
Sanmina Corp. (b)	16,757	1,059,042
Spectaire Holdings, Inc. Class A (a)(b)	18,860	25,838
Trimble, Inc. (b)	55,106	3,371,936
TTM Technologies, Inc. (b)	36,004	534,659
Zebra Technologies Corp. Class A (b)	11,778	3,291,715
		34,468,910
IT Services - 0.6%
Akamai Technologies, Inc. (b)	36,522	4,051,020
Amdocs Ltd.	29,456	2,686,387
Cognizant Technology Solutions Corp. Class A	118,164	9,337,319
Grid Dynamics Holdings, Inc. (b)	35,897	484,251
Kingsoft Cloud Holdings Ltd. ADR (a)(b)	82,373	236,411
MongoDB, Inc. Class A (b)	15,997	7,159,937
Okta, Inc. (b)	33,508	3,595,408
Taoping, Inc. (a)(b)	29,342	38,145
Thoughtworks Holding, Inc. (b)	90,367	281,945
VeriSign, Inc. (b)	24,579	4,800,033
Wix.com Ltd. (b)	15,088	2,115,036
		34,785,892
Semiconductors & Semiconductor Equipment - 17.4%
Advanced Micro Devices, Inc. (b)	362,129	69,720,696
AEHR Test Systems (a)(b)	8,583	139,645
Allegro MicroSystems LLC (a)(b)	40,438	1,273,393
Ambarella, Inc. (b)	9,691	541,242
Amkor Technology, Inc. (a)	63,420	1,967,288
Analog Devices, Inc.	114,888	22,037,816
Applied Materials, Inc.	192,355	38,782,615
Arm Holdings Ltd. ADR (a)	21,712	3,062,260
ASML Holding NV (depository receipt)	19,110	18,186,605
Axcelis Technologies, Inc. (b)	9,173	1,033,522
Broadcom, Inc.	106,726	138,796,096
Camtek Ltd. (a)(b)	14,148	1,126,039
Canadian Solar, Inc. (a)(b)	17,067	359,943
CEVA, Inc. (b)	10,586	239,667
Cirrus Logic, Inc. (b)	12,292	1,128,651
Cohu, Inc. (b)	13,742	441,530
Credo Technology Group Holding Ltd. (b)	46,249	996,203
Diodes, Inc. (b)	12,287	835,270
Enphase Energy, Inc. (b)	30,376	3,858,056
Entegris, Inc. (a)	34,172	4,591,350
First Solar, Inc. (b)	24,919	3,834,785
FormFactor, Inc. (b)	22,900	985,387
GlobalFoundries, Inc. (a)(b)	122,017	6,670,669
Impinj, Inc. (a)(b)	8,507	929,135
indie Semiconductor, Inc. (a)(b)	62,926	389,512
Intel Corp.	935,094	40,255,797
KLA Corp.	31,504	21,495,179
Kulicke & Soffa Industries, Inc. (a)	17,034	811,159
Lam Research Corp.	30,553	28,666,352
Lattice Semiconductor Corp. (b)	34,639	2,653,694
MACOM Technology Solutions Holdings, Inc. (b)	18,200	1,607,606
Marvell Technology, Inc.	195,006	13,974,130
Maxeon Solar Technologies Ltd. (a)(b)	36,139	144,917
MaxLinear, Inc. Class A (b)	16,698	324,609
Microchip Technology, Inc.	125,190	10,533,487
Micron Technology, Inc.	248,987	22,560,712
MKS Instruments, Inc. (a)	13,654	1,676,165
Monolithic Power Systems, Inc.	10,631	7,654,745
Navitas Semiconductor Corp. (b)	59,457	365,066
Nova Ltd. (a)(b)	8,231	1,427,667
NVIDIA Corp.	563,658	445,921,117
NXP Semiconductors NV	58,578	14,628,684
ON Semiconductor Corp. (b)	93,966	7,415,797
PDF Solutions, Inc. (b)	5,458	185,517
Photronics, Inc. (b)	23,517	677,054
Power Integrations, Inc. (a)	15,504	1,107,916
Qorvo, Inc. (b)	22,251	2,548,852
Qualcomm, Inc. (a)	250,186	39,476,849
Rambus, Inc. (b)	28,816	1,707,060
Rigetti Computing, Inc. Class A (a)(b)	158,543	298,061
Semtech Corp. (b)	17,417	369,240
Silicon Laboratories, Inc. (b)	9,274	1,275,546
Silicon Motion Tech Corp. sponsored ADR	9,895	700,467
SiTime Corp. (b)	4,999	462,408
Skyworks Solutions, Inc.	38,258	4,014,029
SMART Global Holdings, Inc. (a)(b)	20,230	430,292
SolarEdge Technologies, Inc. (a)(b)	12,073	810,943
Synaptics, Inc. (b)	6,664	667,066
Teradyne, Inc. (a)	35,092	3,635,180
Texas Instruments, Inc.	206,009	34,471,486
Tower Semiconductor Ltd. (b)	20,252	665,886
Ultra Clean Holdings, Inc. (b)	17,218	743,818
Universal Display Corp. (a)	11,429	1,993,446
		1,040,285,374
Software - 17.7%
ACI Worldwide, Inc. (b)	31,394	1,033,177
Adeia, Inc. (a)	32,571	369,355
Adobe, Inc. (b)	104,338	58,458,495
Agilysys, Inc. (b)	2,981	231,922
Alarm.com Holdings, Inc. (b)	13,482	1,020,453
Altair Engineering, Inc. Class A (b)	13,391	1,139,306
Amplitude, Inc. (b)	36,802	436,472
ANSYS, Inc. (b)	19,816	6,621,913
AppFolio, Inc. (b)	4,879	1,181,157
Appian Corp. Class A (b)	16,015	558,123
AppLovin Corp. (a)(b)	65,861	3,933,219
Aspen Technology, Inc. (b)	13,920	2,698,949
Atlassian Corp. PLC (b)	33,184	6,883,025
Aurora Innovation, Inc. (a)(b)	337,659	857,654
Autodesk, Inc. (b)	49,662	12,821,239
AvePoint, Inc. (b)	71,459	571,672
Bentley Systems, Inc. Class B	57,866	2,972,576
Blackbaud, Inc. (b)	13,733	950,049
BlackLine, Inc. (b)	15,381	872,564
Braze, Inc. (b)	17,616	1,002,350
Cadence Design Systems, Inc. (b)	61,358	18,676,148
CCC Intelligent Solutions Holdings, Inc. Class A (a)(b)	140,442	1,644,576
Check Point Software Technologies Ltd. (b)	28,280	4,536,678
Cipher Mining, Inc. (b)	117,551	347,951
Cognyte Software Ltd. (b)	95,339	707,415
CommVault Systems, Inc. (b)	12,786	1,223,748
Confluent, Inc. (a)(b)	39,248	1,329,330
Crowdstrike Holdings, Inc. (b)	49,215	15,953,042
CyberArk Software Ltd. (b)	9,905	2,612,543
Datadog, Inc. Class A (a)(b)	65,664	8,632,189
Descartes Systems Group, Inc. (a)(b)	21,738	1,884,032
Digital Turbine, Inc. (b)	39,786	126,122
DocuSign, Inc. (b)	43,923	2,339,778
Dropbox, Inc. Class A (b)	67,733	1,622,205
Everbridge, Inc. (b)	15,690	443,556
EverCommerce, Inc. (b)	60,824	595,467
Five9, Inc. (b)	12,636	770,796
Fortinet, Inc. (b)	180,395	12,467,098
Freshworks, Inc. (b)	42,004	858,562
Gen Digital, Inc. (a)	132,359	2,844,395
GitLab, Inc. (b)	20,443	1,474,349
HashiCorp, Inc. (b)	20,066	523,121
Intapp, Inc. (b)	18,514	726,304
InterDigital, Inc. (a)	8,352	893,831
Intuit, Inc.	63,398	42,025,900
Jamf Holding Corp. (a)(b)	7,625	137,174
JFrog Ltd. (a)(b)	30,754	1,377,472
Magic Software Enterprises Ltd.	24,037	268,493
Manhattan Associates, Inc. (b)	15,013	3,803,243
Marathon Digital Holdings, Inc. (a)(b)	69,867	1,809,555
Matterport, Inc. (b)	165,485	350,828
Microsoft Corp.	1,698,239	702,459,584
MicroStrategy, Inc. Class A (a)(b)	3,213	3,286,385
MMTEC, Inc. (a)(b)	99,390	129,207
Monday.com Ltd. (b)	9,915	2,211,144
nCino, Inc. (a)(b)	24,047	717,562
Nextnav, Inc. (a)(b)	92,144	394,376
NICE Ltd. sponsored ADR (b)	11,373	2,788,091
Nutanix, Inc. Class A (a)(b)	49,766	3,143,221
Open Text Corp. (a)	66,336	2,553,273
Pagaya Technologies Ltd. Class A (a)(b)	298,119	441,216
Palo Alto Networks, Inc. (b)	67,346	20,914,300
Pegasystems, Inc.	24,919	1,620,732
Progress Software Corp. (a)	13,442	717,265
PTC, Inc. (b)	27,873	5,101,038
Qualys, Inc. (b)	8,978	1,542,959
Radware Ltd. (b)	15,996	284,089
Rapid7, Inc. (b)	17,536	1,027,259
Riot Platforms, Inc. (a)(b)	57,665	814,230
Roper Technologies, Inc.	24,417	13,300,672
Sapiens International Corp. NV	18,420	566,783
Semantix, Inc. (a)(b)	22,812	15,124
Smith Micro Software, Inc. (a)(b)	145,380	55,361
Splunk, Inc. (b)	38,424	6,002,597
Sprout Social, Inc. (a)(b)	14,817	915,987
SPS Commerce, Inc. (b)	9,513	1,761,427
Synopsys, Inc. (b)	33,937	19,470,675
Telos Corp. (a)(b)	66,064	242,455
Tenable Holdings, Inc. (b)	27,204	1,310,145
Varonis Systems, Inc. (b)	31,924	1,621,739
Verint Systems, Inc. (b)	17,812	563,037
Workday, Inc. Class A (b)	45,990	13,551,413
Zoom Video Communications, Inc. Class A (b)	58,484	4,136,573
Zscaler, Inc. (a)(b)	31,528	7,628,830
		1,058,908,320
Technology Hardware, Storage & Peripherals - 11.2%
Apple, Inc.	3,553,868	642,361,641
Corsair Gaming, Inc. (b)	31,118	402,978
Logitech International SA (a)	38,567	3,386,954
Nano Dimension Ltd. ADR (a)(b)	115,083	327,987
NetApp, Inc.	50,026	4,458,317
Seagate Technology Holdings PLC (a)	50,105	4,662,270
Super Micro Computer, Inc. (b)	12,888	11,162,555
Western Digital Corp. (b)	67,439	4,010,597
Xerox Holdings Corp.	40,168	749,133
		671,522,432
TOTAL INFORMATION TECHNOLOGY		2,891,941,709
MATERIALS - 1.1%
Chemicals - 0.9%
Alto Ingredients, Inc. (a)(b)	78,499	172,698
Balchem Corp.	8,719	1,370,540
Innospec, Inc.	7,457	926,681
Linde PLC	111,497	50,042,084
Methanex Corp. (a)	20,159	903,930
PureCycle Technologies, Inc. (a)(b)	77,088	446,340
		53,862,273
Containers & Packaging - 0.0%
Pactiv Evergreen, Inc.	67,867	1,001,038
TriMas Corp.	15,141	355,814
		1,356,852
Metals & Mining - 0.2%
Ferroglobe PLC (a)	60,590	275,685
Kaiser Aluminum Corp.	5,904	428,158
Radius Recycling, Inc. Class A	11,556	228,347
Royal Gold, Inc. (a)	14,514	1,489,572
Sigma Lithium Corp. (a)(b)	34,530	491,017
SSR Mining, Inc. (a)	45,569	195,947
Steel Dynamics, Inc.	41,108	5,501,073
		8,609,799
TOTAL MATERIALS		63,828,924
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Diversified Healthcare Trust (SBI)	113,829	373,359
Equinix, Inc.	20,771	18,461,680
Gaming & Leisure Properties	56,048	2,549,063
Host Hotels & Resorts, Inc.	161,232	3,343,952
Lamar Advertising Co. Class A	21,440	2,370,192
Office Properties Income Trust	43,476	116,081
Phillips Edison & Co., Inc. (a)	31,795	1,135,717
Potlatch Corp.	15,749	712,012
Regency Centers Corp.	40,936	2,535,985
Retail Opportunity Investments Corp.	38,146	493,228
Sabra Health Care REIT, Inc.	65,115	903,796
SBA Communications Corp. Class A	24,808	5,190,578
Service Properties Trust	52,084	354,171
Uniti Group, Inc.	87,784	514,414
		39,054,228
Real Estate Management & Development - 0.3%
Colliers International Group, Inc. (a)	10,624	1,234,828
Comstock Holding Companies, Inc. (b)	133,234	623,535
CoStar Group, Inc. (b)	90,832	7,905,109
eXp World Holdings, Inc. (a)	39,082	511,974
FirstService Corp.	10,721	1,768,215
Opendoor Technologies, Inc. (a)(b)	183,832	566,203
Redfin Corp. (b)	30,325	215,459
Zillow Group, Inc.:
Class A (a)(b)	17,157	927,507
Class C (b)	40,291	2,262,340
		16,015,170
TOTAL REAL ESTATE		55,069,398
UTILITIES - 0.8%
Electric Utilities - 0.8%
Alliant Energy Corp.	55,347	2,642,819
American Electric Power Co., Inc. (a)	117,534	10,012,721
Constellation Energy Corp.	74,671	12,578,330
Evergy, Inc.	52,351	2,593,469
Exelon Corp.	222,508	7,974,687
MGE Energy, Inc.	10,416	658,187
Otter Tail Corp. (a)	11,630	1,052,050
Xcel Energy, Inc.	121,682	6,411,425
		43,923,688
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure PLC (a)	27,709	497,654
Enlight Renewable Energy Ltd.	32,707	558,963
Montauk Renewables, Inc. (a)(b)	59,487	337,886
ReNew Energy Global PLC (a)(b)	87,619	569,524
		1,964,027
Multi-Utilities - 0.0%
NorthWestern Energy Corp.	14,474	693,594
Water Utilities - 0.0%
Middlesex Water Co. (a)	6,350	323,152
TOTAL UTILITIES		46,904,461
TOTAL COMMON STOCKS (Cost $3,252,793,522)		5,951,811,956

U.S. Treasury Obligations - 0.0%
	Principal Amount (e)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.3% 5/23/24 (f) (Cost $1,975,859)	2,000,000	1,975,835

Money Market Funds - 4.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g)	19,441,280	19,445,168
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	227,013,159	227,035,860
TOTAL MONEY MARKET FUNDS (Cost $246,478,826)		246,481,028

TOTAL INVESTMENT IN SECURITIES - 103.7% (Cost $3,501,248,207)	6,200,268,819
NET OTHER ASSETS (LIABILITIES) - (3.7)%	(223,246,224)
NET ASSETS - 100.0%	5,977,022,595

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	70	Mar 2024	25,315,850	1,593,411	1,593,411

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $353,820 or 0.0% of net assets.

(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,205,260.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
(i)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $231,270 and all restrictions are set to expire on or before  March 31, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	24,006,336	37,153,210	41,714,378	269,540	-	-	19,445,168	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	168,226,114	221,192,162	162,382,416	2,107,616	-	-	227,035,860	0.7%
Total	192,232,450	258,345,372	204,096,794	2,377,156	-	-	246,481,028

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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